Impairment of assets (Tables)	12 Months Ended
Dec. 31, 2019
Impairment Of Assets [Abstract]
Disclosure Of Detailed Information About Sensitivity Analysis Of Impairment Test
The table below presents the sensitivity analysis of impairment test performed for CGU of Legacy / Praetor platform (Executive Aviation business unit):

Assumption	Factor		Sensitivity	Impact in impairment test
Estimated aircraft deliveries during the useful life of platform up to 30 years and keeping current market share		1.000-1.100	5%	- Increase or decrease of impairment loss by US$ 65 if the level of aircrafts deliveries fluctuates positively or negatively in 5%.

Discount rate		11.3%	1 percentage point	- Increase of 1 pp. in discount rate would increase impairment loss by US$ 64. - Reduction of 1 pp. in discount rate would change impairment loss recognized of US$ 71.6 to zero.

Foreign exchange rate (USD/R$) - FX spot rate applied to translate cash flows in foreign currency (R$)	R$	4.0307	10%	- Reduction of 10% in spot rate as of 12/31/2019 would increase impairment loss by US$ 55. - Increase of 10% in spot rate as of 12/31/2019 would decrease impairment loss by US$ 45.